ENVIRONMENTAL REHABILITATION (Narrative) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Environmental Rehabilitation Schedule Of Reconciliation Of Obligations Associated Retirement Properties
Environmental rehabilitation provision	$ 20,836	$ 18,683
Average discount rate	3.84%	3.48%